Risk Management - Disclosure of maximum exposure and effects of collateral and other credit enhancements (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 1,168,147	£ 1,187,698
Notional contract amount	64,625,859	52,342,870
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(4,514)	(4,352)
Loan commitments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	337,935	334,977
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	146,201	155,204
Loans and advances at amortised cost | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,017	3,779
Retail mortgages | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,002	11,405
Retail mortgages | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	360	393
Retail credit cards | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	24,511	25,402
Retail credit cards | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,776	2,276
Retail other | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,366	7,724
Retail other | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	45	238
Corporate loans | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	110,322	110,673
Corporate loans | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	836	872
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,444,373	1,478,397
Netting and set-off	(202,509)	(242,504)
Cash collateral	(39,250)	(41,718)
Non-cash collateral	(297,684)	(307,242)
Risk transfer	(11,261)	(15,618)
Exposure net of risk mitigation	893,669	871,315
On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,079,609	1,117,620
Netting and set-off	(202,509)	(242,504)
Cash collateral	(35,539)	(40,330)
Non-cash collateral	(259,730)	(268,275)
Risk transfer	(9,269)	(13,714)
Exposure net of risk mitigation	572,562	552,797
On-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	189,686	202,142
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	189,686	202,142
On-balance sheet | Credit risk | Cash collateral and settlement balances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	103,708	107,862
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	103,708	107,862
On-balance sheet | Credit risk | Reverse repurchase agreements and other similar secured lending
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,103	725
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(1,103)	(725)
Risk transfer	0	0
Exposure net of risk mitigation	0	0
On-balance sheet | Credit risk | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	256,111	302,976
Netting and set-off	(198,633)	(238,062)
Cash collateral	(29,944)	(34,496)
Non-cash collateral	(9,983)	(11,424)
Risk transfer	(3,791)	(7,275)
Exposure net of risk mitigation	13,760	11,719
On-balance sheet | Credit risk | Other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,068	1,503
Netting and set-off	0	0
Cash collateral	(1)	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	2,067	1,503
On-balance sheet | Credit risk | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,855	0
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	3,855	0
On-balance sheet | Credit risk | Loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	146,201	155,204
Netting and set-off	(3,876)	(4,442)
Cash collateral	(2,131)	(2,145)
Non-cash collateral	(61,105)	(63,682)
Risk transfer	(5,261)	(5,774)
Exposure net of risk mitigation	73,828	79,161
On-balance sheet | Credit risk | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	8,002	11,405
Netting and set-off	0	0
Cash collateral	(13)	(328)
Non-cash collateral	(7,976)	(10,948)
Risk transfer	0	(98)
Exposure net of risk mitigation	13	31
On-balance sheet | Credit risk | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	24,511	25,402
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	24,511	25,402
On-balance sheet | Credit risk | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,366	7,724
Netting and set-off	0	0
Cash collateral	(1,007)	(1,152)
Non-cash collateral	(2,024)	(3,748)
Risk transfer	(39)	(224)
Exposure net of risk mitigation	296	2,600
On-balance sheet | Credit risk | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	110,322	110,673
Netting and set-off	(3,876)	(4,442)
Cash collateral	(1,111)	(665)
Non-cash collateral	(51,105)	(48,986)
Risk transfer	(5,222)	(5,452)
Exposure net of risk mitigation	49,008	51,128
On-balance sheet | Credit risk | Debt securities at amortised cost | Debt securities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	39,046	27,303
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(956)	(695)
Risk transfer	(79)	(94)
Exposure net of risk mitigation	38,011	26,514
On-balance sheet | Credit risk | Debt securities at amortised cost | Loans to government
Disclosure of detailed information about financial instruments [line items]
Risk transfer	(200)	(500)
Financial assets	300	600
On-balance sheet | Credit risk | Total trading portfolio assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	88,112	68,628
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(710)	(780)
Risk transfer	0	(48)
Exposure net of risk mitigation	87,402	67,800
On-balance sheet | Credit risk | Total trading portfolio assets | Debt securities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	75,459	55,430
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(521)	(530)
Risk transfer	0	0
Exposure net of risk mitigation	74,938	54,900
On-balance sheet | Credit risk | Total trading portfolio assets | Traded loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	12,653	13,198
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(189)	(250)
Risk transfer	0	(48)
Exposure net of risk mitigation	12,464	12,900
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	198,298	206,194
Netting and set-off	0	0
Cash collateral	(3,463)	(3,689)
Non-cash collateral	(185,511)	(190,747)
Risk transfer	(4)	(9)
Exposure net of risk mitigation	9,320	11,749
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Debt securities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,545	3,217
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(221)	(321)
Risk transfer	0	0
Exposure net of risk mitigation	2,324	2,896
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Loans and advances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	46,541	38,190
Netting and set-off	0	0
Cash collateral	(47)	(17)
Non-cash collateral	(39,998)	(30,061)
Risk transfer	(4)	(9)
Exposure net of risk mitigation	6,492	8,103
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Reverse repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	149,131	164,698
Netting and set-off	0	0
Cash collateral	(3,416)	(3,672)
Non-cash collateral	(145,292)	(160,365)
Risk transfer	0	0
Exposure net of risk mitigation	423	661
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	81	89
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	81	89
On-balance sheet | Credit risk | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	51,421	45,083
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(362)	(222)
Risk transfer	(134)	(514)
Exposure net of risk mitigation	50,925	44,347
On-balance sheet | Credit risk | Credit-impaired | Loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,851	1,932
Netting and set-off	0	0
Cash collateral	(27)	(36)
Non-cash collateral	(1,239)	(1,100)
Risk transfer	(128)	(63)
Exposure net of risk mitigation	457	733
On-balance sheet | Credit risk | Credit-impaired | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	395	622
Netting and set-off	0	0
Cash collateral	0	(1)
Non-cash collateral	(393)	(621)
Risk transfer	0	0
Exposure net of risk mitigation	2	0
On-balance sheet | Credit risk | Credit-impaired | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	296	311
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	296	311
On-balance sheet | Credit risk | Credit-impaired | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	273	352
Netting and set-off	0	0
Cash collateral	(23)	(29)
Non-cash collateral	(245)	(291)
Risk transfer	0	(3)
Exposure net of risk mitigation	5	29
On-balance sheet | Credit risk | Credit-impaired | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	887	647
Netting and set-off	0	0
Cash collateral	(4)	(6)
Non-cash collateral	(601)	(188)
Risk transfer	(128)	(60)
Exposure net of risk mitigation	154	393
Off-balance sheet | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(473)	(532)
Off-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	364,764	360,777
Netting and set-off	0	0
Cash collateral	(3,711)	(1,388)
Non-cash collateral	(37,954)	(38,967)
Risk transfer	(1,992)	(1,904)
Exposure net of risk mitigation	321,107	318,518
Notional contract amount	54,300	48,400
Off-balance sheet | Credit risk | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	337,935	334,977
Netting and set-off	0	0
Cash collateral	(1,486)	(93)
Non-cash collateral	(37,596)	(37,371)
Risk transfer	(1,709)	(1,624)
Exposure net of risk mitigation	297,144	295,889
Off-balance sheet | Credit risk | Contingent liabilities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	26,829	25,800
Netting and set-off	0	0
Cash collateral	(2,225)	(1,295)
Non-cash collateral	(358)	(1,596)
Risk transfer	(283)	(280)
Exposure net of risk mitigation	£ 23,963	£ 22,629